Related party transactions - Directors remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	$ 14	$ 12	$ 13
Annual incentive plan	8	4	7
Non-Executive Directors' fees	2	2	2
Post-employment benefits	2	2	2
Directors
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	4	4	3
Annual incentive plan	3	1	2
Non-Executive Directors' fees	2	2	2
Shares vesting	4	18	5
Post-employment benefits	0	0	1
Directors remuneration	$ 13	$ 25	$ 13